RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Schedule of Assets and Liabilities Measured and Disclosed at Fair Value
The following table presents Brookfield Renewable's assets and liabilities including energy derivative contracts, power purchase agreements accounted for under IFRS 9, interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2026				December 31, 2025
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$1,971	$—	$—	$1,971	$2,093
Restricted cash(1)	410	—	—	410	368
Financial instrument assets(1)
IFRS 9 PPAs	—	—	364	364	452
Energy derivative contracts	—	76	—	76	111
Interest rate swaps	—	225	—	225	267
Foreign exchange swaps	—	95	—	95	37
Tax equity	—	—	277	277	120
Investments in debt and equity securities(2)	—	46	4,165	4,211	3,424
Property, plant and equipment	—	—	69,616	69,616	70,456
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs	—	(20)	(1,009)	(1,029)	(788)
Energy derivative contracts	—	(104)	—	(104)	(154)
Interest rate swaps	—	(75)	—	(75)	(131)
Foreign exchange swaps	—	(722)	—	(722)	(427)
Tax equity	—	—	(1,054)	(1,054)	(968)
Contingent consideration(1)(3)	—	—	(83)	(83)	(96)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(3,719)	(1,154)	—	(4,873)	(3,686)
Non-recourse borrowings(1)	(1,669)	(30,880)	—	(32,549)	(31,540)
Total	$(3,007)	$(32,513)	$72,276	$36,756	$39,538
(1)Includes both the current amount and long-term amounts.
(2)Excludes $375 million (2025: $341 million) of investments in debt securities measured at amortized cost.
(3)Amount relates to business combinations and asset acquisitions completed between 2022 and 2025 with obligations lapsing from 2026 to 2027.

Schedule of Disclosure of Offsetting of Financial Assets and Financial Liabilities
The aggregate amount of Brookfield Renewable's net financial instrument positions are as follows:

	June 30, 2026			December 31, 2025
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
IFRS 9 PPAs	$364	$1,029	$(665)	$(336)
Energy derivative contracts	76	104	(28)	(43)
Interest rate swaps	225	75	150	136
Foreign exchange swaps	95	722	(627)	(390)
Investments in debt and equity securities	4,586	—	4,586	3,765
Tax equity	277	1,054	(777)	(848)
Total	5,623	2,984	2,639	2,284
Less: current portion	529	906	(377)	(313)
Long-term portion	$5,094	$2,078	$3,016	$2,597

Schedule of Unrealized Gains (Losses) Included in Foreign Exchange and Unrealized Financial Instrument Loss
The following table reflects the gains (losses) included in Foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
Energy derivative contracts	$11	$18	$5	$23
IFRS 9 PPAs	(27)	(25)	(158)	26
Investment in debt and equity securities	27	30	125	64
Interest rate swaps	(22)	(5)	12	(18)
Foreign exchange swaps	(47)	(135)	(62)	(225)
Tax equity	94	111	399	214
Foreign exchange (loss) gain	(32)	261	(97)	420
	$4	$255	$224	$504

Schedule of Unrealized Gains (Losses) Included in Other Comprehensive Income
The following table reflects the gains (losses) included in other comprehensive income in the consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
Energy derivative contracts	$(2)	$(2)	$(28)	$(8)
IFRS 9 PPAs	155	18	(165)	134
Interest rate swaps	(7)	(88)	21	(106)
Foreign exchange swaps	(2)	3	(2)	3
	144	(69)	(174)	23
Foreign exchange swaps – net investment	(196)	(263)	(257)	(470)
Investments in debt and equity securities	577	—	583	1
	$525	$(332)	$152	$(446)

Schedule of Reclassification Adjustments Recognized in Net Income
The following table reflects the reclassification adjustments recognized in net income (loss) in the consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
Energy derivative contracts	$(6)	$(9)	$20	$7
IFRS 9 PPAs	24	9	24	7
Interest rate swaps	(14)	(5)	(16)	(14)
Foreign exchange swaps	—	2	—	2
	$4	$(3)	$28	$2